Dividends - Summary of Proposed Final Dividend (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	May 25, 2020	Dec. 31, 2020	Dec. 31, 2019
Dividend for fiscal year twenty nineteen [member]
Disclosure of proposed dividend [line items]
Proposed final dividend	¥ 4,529		¥ 4,529
Dividend for fiscal year twenty twenty [member]
Disclosure of proposed dividend [line items]
Proposed final dividend		¥ 5,018